USAA FLEXIBLE INCOME FUND
USAA FLEXIBLE INCOME FUND Fund Shares, Institutional Shares, and Adviser Shares SUPPLEMENT DATED NOVEMBER 16, 2015 TO THE FUND'S PROSPECTUS DATED MAY 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Flexible Income Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s expense example and to update you on a portfolio manager change for the Fund.

Effective as of the date of this Supplement, the expense example found on page 2 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Institutional Shares and Adviser Shares is not continued beyond one year.

Expense Example - USAA FLEXIBLE INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fund Shares	95	296	515	1,143
Institutional Shares	83	268	471	1,055
Adviser Shares	118	452	811	1,822

Effective as of the date of this Supplement, Brian W. Smith will become a co-manager of the Fund. The following information is hereby added to the prospectus on pages 7 and 24, respectively.

Brian W. Smith, CFA, CPA, Executive Director Mutual Funds Portfolios, has co-managed the Fund since November 2015.

Brian W. Smith, CFA, CPA, Executive Director Mutual Funds Portfolios, has co-managed the Fund since November 2015. Mr. Smith has 16 years of investment management experience and has worked for USAA for 30 years. Education:  B.B.A., University of Texas at San Antonio, M.B.A., University of Texas at San Antonio. He is a member of the CFA Institute and the CFA Society of San Antonio.

Please Retain This Supplement For Your Future Reference.

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